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WESTCORE TRUST

WESTCORE GROWTH AND INCOME FUND


     Supplement dated February 28, 1997 to the prospectus dated October 1, 1996. The following information is to be inserted after the material under the caption "Appendix-Rating Categories" on page A-1 of the prospectus.

PRIOR PERFORMANCE OF INVESTMENT ADVISER

     On January 1, 1996, the name of Westcore's "Equity Income Fund" was changed to "Growth and Income Fund." The name change reflected a change to a growth and income investment objective and changes to investment policies of the Fund. As further described below, this section provides performance information for an account managed by the Investment Adviser with growth and income objective and policies, prior to the date that such policy and objectives were implemented for the Westcore Growth and Income Fund.

     The following table sets forth historical performance data of the Investment Adviser for the only actual discretionary account managed by the Investment Adviser during the periods indicated, that had investment objectives, policies, strategies and risks substantially similar to those of the Westcore Growth and Income Fund. For the periods prior to October 1, 1995, the performance reflects that of a non-fee paying commingled account. For the three-month period ended December 31, 1995, performance reflects that of an account which is a mutual fund. The performance has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

     The data is provided to illustrate the past performance of the Investment Adviser in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Westcore Growth and Income Fund. Investors should not consider this performance data as an indication of future performance of the Westcore Growth and Income Fund or of the Investment Adviser. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

     All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of custodial fees, if any, and brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the account are calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. No leverage was used in the account. The return of the mutual fund for the three months ended December 31, 1995 has been calculated by the mutual fund.
The use of a different methodology to calculate performance could result in different performance data. The performance presentation is not audited.

     The commingled account whose performance is reflected on back was not subject to the same types of expenses to which the Westcore Growth and Income Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Westcore Growth and Income Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the commingled account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

     The Investment Adviser's advisory fee schedule for growth and income investing is .65% of assets. Additional information concerning fees charged for investment services offered by the Investment Adviser is contained in
Part II of the Investment Adviser's Form ADV which is on file with the Securities and Exchange Commission and is available upon request.



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                       INVESTMENT ADVISER'S
                   GROWTH AND INCOME PERFORMANCE

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                                      ASSETS INCLUDED
                                       IN ADVISER'S       INVESTMENT
                      INVESTMENT        GROWTH AND         ADVISER'S
                      ADVISER'S           INCOME          TOTAL ASSETS       STANDARD &
                   GROWTH AND INCOME   PERFORMANCE(3)  UNDER MANAGEMENT(4)     POOR'S
    YEAR(1)         PERFORMANCE(2)     ($  THOUSANDS)    ($  THOUSANDS)     500 INDEX(5)
-----------------------------------------------------------------------------------------
     1986              17.97%             $68,227          $2,514,300         18.64%
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     1987              (0.92)%            $57,193          $3,700,500          5.28%
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     1988               9.79%             $49,750          $4,269,900         16.55%
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     1989              25.32%             $49,554          $4,876,900         31.61%
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     1990              (3.81)%            $42,455          $4,171,400         (3.05)%
-----------------------------------------------------------------------------------------
     1991              42.33%             $58,368          $5,566,100         30.46%
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     1992              11.97%             $63,106          $6,282,100          7.63%
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     1993              16.45%             $72,620          $7,527,043         10.08%
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     1994              (4.22)%            $69,021          $8,242,854          1.32%
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     1995              29.95%             $25,125          $9,546,291         37.58%
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Compounded Annual
Return For 5 Years
Ended 1995             18.23%                  --                  --         16.59%
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Compounded Annual
Return For 10 Years
Ended 1995             13.58%                  --                  --         14.87%
-----------------------------------------------------------------------------------------
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

(1)  All periods are ended December 31.

(2) Annual total return is presented for each year and compounded annual return is presented for each period, net of expenses. The performance has been restated to reflect a total expense ratio of 1.15%, which is the expense ratio that the Westcore Growth and Income Fund is expected to incur during the current fiscal year and which reflects a management fee of .65% of net assets. That expense ratio reflects voluntary fee waivers and/or expense reimbursements by the administrators of the Westcore Growth and Income Fund. These waivers and/or reimbursements may be modified or terminated at any time.

(3)  Assets whose performance is reflected in the Investment
     Adviser's growth and income performance at December 31.

(4)  Assets under management of the Investment Adviser at December 31.

(5) Annual total return is presented for each year and compounded annual return is presented for each period. The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


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